Financial Instruments and Risk Management (Details) - Schedule of financial instruments - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets measured at depreciated cost
Cash and cash equivalents	₪ 19,240	₪ 8,683
Short-term bank deposits	10,070	5,012
Trade receivables	1,097	501
Other current assets	594	826
Deposits restricted as to withdrawal	201	191
Total	31,202	15,213
Financial liabilities measured at depreciated cost
Trade payables	1,956	942
Other current liabilities	2,872	3,522
Liability in respect of government grants	1,254	1,168
Total	6,082	₪ 5,632
Financial liabilities measured at fair value
Derivative warrants liability	₪ 1,151